Significant Transactions - Disclosure of Preliminary Fair Values of Identifiable Assets Acquired and Liabilities Assumed at the Acquisition Date (Parenthetical) (Detail) - CAD ($) $ in Billions	Aug. 31, 2017	Jun. 23, 2017
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Gross loan principal amount		$ 20.9
Core deposit and customer relationship [member] | Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Useful lives or amortisation period of intangible assets other than goodwill		3-10 years
Customer relationship [member] | Geneva Advisors [member]
Disclosure of detailed information about business combination [line items]
Useful lives or amortisation period of intangible assets other than goodwill	7 years
Contract based [member] | Geneva Advisors [member]
Disclosure of detailed information about business combination [line items]
Useful lives or amortisation period of intangible assets other than goodwill	5 to 9 years